Goodwill and Intangible Assets - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 INR (₨) Segments	Mar. 31, 2017 INR (₨)
Reconciliation of changes in goodwill [abstract]
Number of operating segments | Segments	2
Impairment of goodwill | ₨	₨ 0	₨ 0